RELATED PARTY BALANCES AND TRANSACTIONS	12 Months Ended
Dec. 31, 2016
RELATED PARTY BALANCES AND TRANSACTIONS
RELATED PARTY BALANCES AND TRANSACTIONS

20.RELATED PARTY BALANCES AND TRANSACTIONS

In addition to the information disclosed elsewhere in the financial statements, the principal related parties with which the Company had transactions during the years presented are as follows:

Name of Related Parties	Relationship with the Company

Mr. Wang Song	The Co-Founder and Director of the Company
Ms. Kou Xiaohong	The Co-Founder and Director of the Company
Flashapp	A company under the significant influence of the Company

The Company had the following related party balances as of December 31, 2015 and 2016 and related party transactions during the year then ended:

	Ms. Kou Xiaohong	Flashapp	Total

Balance as of January 1, 2015	(18)	—	(18)

Service charge by Flash app	—	(81)	(81)
Service fee paid to Flash app	—	81	811

Balance as of December 31, 2015	(18)	—	(18)
Service charge by Flash app	—	—	—
Service fee paid to Flash app	—	—	—

Balance as of December 31, 2016	(18)	—	(18)

Balance as of December 31, 2016 (US$’000)	(3)	—	(3)